SCHEDULE OF LEVEL 3 FINANCIAL LIABILITIES (Details) - USD ($) $ in Thousands		6 Months Ended		12 Months Ended
		Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Fair Value Disclosures [Abstract]
Balance		$ 1,802	$ 1,830	$ 1,830	$ 1,054
Proceeds from issuance of SAFEs		435	950	1,000	995
Change in fair value of convertible securities		326	379	443	(219)
Conversion of SAFEs to Ordinary Shares	[1]			(2,107)
Conversion of short term debt from shareholders to 2024 SAFEs				636
Balance		$ 2,563	$ 3,159	$ 1,802	$ 1,830

[1]	This amount is measured based on the fair value of the Class A-3A Ordinary Shares and Class A-3B Ordinary Shares issued upon the conversion of the 2022 SAFEs and 2023 SAFEs, respectively (see Note 4b and 4c). The fair value of such shares is based on a probability-weighted expected return model. The calculation incorporated significant unobservable inputs, including inputs and assumptions on the likelihood of consummation of an IPO.